SCHEDULE OF SEGMENT (Details) - USD ($)		3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Segment Reporting [Abstract]
Cash and cash equivalents		$ 1,622,799	$ 20,005	$ 1,622,799
Marketable securities held in Trust Account		195,206,616		195,206,616
General and administrative costs	$ 10,420	819,219	$ 47,952	1,757,164
Interest earned on marketable securities held in Trust Account		$ 1,997,672		$ 5,446,141